Basis of Preparation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of Preparation

2. Basis of Preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting
Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
These audited consolidated financial statements were approved for issuance by the Board of Directors on March 24, 2026.